Warrants (Details Textuals) - Warrant [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Granted	804,139	0
Granted, weighted average	$ 1.20	$ 0
Proceed from warrant issued	$ 10